Accounting estimates and judgments	9 Months Ended
Sep. 30, 2020
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Accounting estimates and judgments	Accounting estimates and judgmentsThe preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgment in applying the accounting policies. The key areas involving a higher degree of judgment or complexity, or areas where assumptions are significant to the consolidated financial statements are highlighted under the relevant note. Management have also taken into account the impact and potential future impact of COVID-19 on these estimates and judgments. We will continue to assess the impact of future developments in relation to COVID-19 as it relates to estimates, especially around the carrying value of goodwill, brands and other intangibles, as well as on property, plant and equipment. In particular, we will focus on the long-term impact on the food service customer relationship intangible assets. In preparing the condensed consolidated interim financial statements, the key sources of estimation uncertainty for the interim period ended September 30, 2020, which continues to be the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2019.
Significant judgments are made in the process of applying accounting policies for business combinations that have a significant effect on the amounts reported in the consolidated financial statements. The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves judgment over whether intangible assets can be separately identified.
3.1    Discounts and trade promotions
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has a unique agreement that is governed by a combination of observable and unobservable performance conditions.
Trade promotions comprise of amounts paid to retailers for programs designed to promote Company products and include pricing allowances, merchandising funds and customer coupons, which are offered through various programs to customers and consumers. The ultimate costs of these programs can depend upon retailer performance and is the subject of significant management estimates. The estimated ultimate cost of the program is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.
At each financial year end date, any discount or trade promotion expense incurred but not yet invoiced is estimated and accrued for. In certain cases, the estimate for discounts and trade promotions requires the use of forecast information for future trading periods and therefore a degree of estimation uncertainty exists. These estimates are sensitive to variances between actual results and forecasts. The estimate is based on accumulated experience and the principle that revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur.
The accruals are presented as ‘trade terms’ and offset against trade receivables due to the same customer, or as trade term payables where there is no receivable to be offset. Management use judgment when considering when accruals can be released.
3.2    Business combinations
The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves an estimate of fair value of all assets and liabilities acquired. Such estimates are based on valuation techniques, which require considerable estimation in forecasting future cash flows and developing other assumptions. These estimates are based on information available on the acquisition date and assumptions that have been deemed reasonable by management. The following estimates and assumptions can materially affect our financial position and profit:
•The fair value and expected useful economic life of acquired intangible and tangible assets that are subject to depreciation or amortization in future periods.
•Future changes to the assumptions over forecast future profitability used in estimating the value of intangible assets and goodwill may result in additional expenses or income.
•Future changes to the assumptions used in estimating the value of uncertain tax positions may result in additional expenses or income.
3.3    Carrying value of goodwill and brands
Determining whether goodwill and brands are impaired requires an estimation of the value in use of the cash generating unit to which goodwill and brands have been allocated. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash generating unit and a suitable discount rate in order to calculate present value. A value in use calculation is carried out on an annual basis unless the Company identifies triggers that would indicate that the carrying value of these assets is impaired.
3.4    Employee benefit obligation
The Group operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each Scheme has an actuarial valuation performed and is dependent on a series of assumptions. See Note 14 for details of material changes, if any, to assumptions since December 31, 2019.
3.5    Uncertain tax positions
Where tax exposures can be quantified, an accrual for uncertain tax positions is made based on best estimates and judgments with regard to the amounts expected to be paid to the relevant tax authority. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to these accruals. The factors considered include the progress of discussions with the tax authorities and the level of documentary support for historical positions taken by previous owners.
3.6    Fair value of derivative financial instruments.
Note 12 includes details of the fair value of the derivative instruments that the Company holds at the end of each financial period. Management has estimated the fair value of these instruments by using valuations based on discounted cash flow calculations.
3.7    Share-based payments
At the end of each reporting period, the Company, in estimating its share-based payment charge, assesses and revises its estimates of the number of interests that are expected to vest based on the non-market vesting conditions. Note 15 contains details of these assumptions and of the valuation model used.
3.8    Impairment of property, plant and equipment
Items of property, plant and equipment that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the assets carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs to dispose and its value in use.